Warrant Liabilities - Additional Information (Details) - $ / shares	2 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jan. 24, 2021
Class Of Warrant Or Right [Line Items]
Number of fractional shares issued upon exercise of public warrant	0	0
Warrants exercisable period after completion of business combination	30 days	30 days
Warrants exercisable period from closing of initial public offering	12 months	12 months
Maximum number of business days after closing of initial business combination to file with SEC and have an effective registration statement.	20 days	20 days
Purchase price of warrants	$ 11.50	$ 11.50	$ 11.50
Warrant expiration period after completion of business combination or earlier upon redemption or liquidation	5 years	5 years
Warrants will not be transferable, assignable or saleable, number of days after completion of business combination		30 days
Class A Common Stock
Class Of Warrant Or Right [Line Items]
Maximum effective issue price to closing of business combination	$ 9.20	$ 9.20
Minimum percentage of total equity proceeds from issuances	60.00%	60.00%
Number of trading days period starting on trading day prior to date on which company consummates initial business combination	20 days	20 days
Percentage of exercise price of warrants adjusted equal to higher of market value and newly issued price	115.00%	115.00%
Number of trading days ending on third trading day prior to date on which notice of redemption sent to holders of warrants	10 days	10 days
Class A Common Stock | Redemption of Warrants When Price Per Share Equals or Exceeds 18
Class Of Warrant Or Right [Line Items]
Percentage of exercise price of warrants adjusted equal to higher of market value and newly issued price	180.00%
Redemption of warrants price per share	$ 18.00	$ 18.00
Redemption price per warrant	$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants	30 days	30 days
Minimum price per share required for redemption of warrants	$ 18.00	$ 18.00
Warrants redemption covenant, threshold trading days	20 days	20 days
Warrants redemption covenant threshold consecutive trading days	30 days	30 days
Period of availability of current prospectus throughout redemption	30 days	30 days
Class A Common Stock | Redemption of Warrants When Price Per Share Equals or Exceeds 10
Class Of Warrant Or Right [Line Items]
Percentage of exercise price of warrants adjusted equal to higher of market value and newly issued price		180.00%
Redemption of warrants price per share	$ 10.00	$ 10.00
Minimum period of prior written notice of redemption of warrants	30 days	30 days
Adjusted last reported sale price per share on trading day	$ 10.00	$ 10.00